Interests in Unconsolidated Structured Entities - Summary of Unconsolidated Structured Entities and Nature of Risks (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of unconsolidated structured entities [Line Items]
Other financial assets	₩ 1,727,623	₩ 1,385,281
Joint ventures and Associates	279,431	284,075
Real Estate Finance [Member]
Disclosure of unconsolidated structured entities [Line Items]
Total assets of Unconsolidated Structured Entities	1,426,620	1,075,471
Other financial assets	21,800	21,932
Joint ventures and Associates	10,168	10,086
Total	31,968	32,018
Maximum loss exposure Investment Assets	31,968	32,018
PEF &Investment Fund [Member]
Disclosure of unconsolidated structured entities [Line Items]
Total assets of Unconsolidated Structured Entities	3,779,377	3,759,246
Other financial assets	52,666	60,782
Joint ventures and Associates	164,030	165,638
Total	216,696	226,420
Maximum loss exposure Investment Assets	216,696	226,420
Asset-backed Securitization [Member]
Disclosure of unconsolidated structured entities [Line Items]
Total assets of Unconsolidated Structured Entities	2,619,445	2,841,886
Unconsolidated structured entities [Member]
Disclosure of unconsolidated structured entities [Line Items]
Total assets of Unconsolidated Structured Entities	7,825,442	7,676,603
Other financial assets	74,466	82,714
Joint ventures and Associates	174,198	175,724
Total	248,664	258,438
Maximum loss exposure Investment Assets	₩ 248,664	₩ 258,438